ORGANIZATION AND PRINCIPAL ACTIVITIES - Cash and Cash Equivalent of VIE's (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Financial information of VIEs and subsidiaries/schools
Cash and cash equivalents	$ 18,210	¥ 118,821	¥ 157,600	¥ 211,436
China
Financial information of VIEs and subsidiaries/schools
Cash and cash equivalents		64,251	138,419
Variable interest entities and subsidiaries of VIEs | China
Financial information of VIEs and subsidiaries/schools
Cash and cash equivalents		60,044	86,304
Non-VIE | China
Financial information of VIEs and subsidiaries/schools
Cash and cash equivalents		¥ 4,207	¥ 52,115